Income tax - Deferred tax (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax
Net operating losses carried forward	¥ 578,747	¥ 558,265	¥ 551,813
Accruals and others	45,847	48,385	23,606
Less: valuation allowance	¥ (624,594)	¥ (606,650)	¥ (575,419)	¥ (526,645)